Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash	$ 2,029,839	$ 785,363	$ 68,943
Accounts receivable	5,971	16,922
Inventory	126,132	146,090	44,904
Advances to officers		16,941	7,542
Prepaid expenses and other current assets	290,795	166,458	12,000
TOTAL CURRENT ASSETS	2,452,737	1,131,774	133,389
Property and equipment, net	124,740	122,979	91,742
Intangible assets, net	10,343,538	10,920,577
Goodwill	913,184	913,184
Operating lease right-of-use asset	107,617	191,702
Long-term prepaid insurance	80,000	95,000
TOTAL ASSETS	14,021,816	13,375,216	225,131
CURRENT LIABILITIES:
Accounts payable and accrued expenses	2,653,036	2,987,264	1,444,476
Accrued director’s fees	75,000	75,000
Accrued interest	172,407	356,998	26,766
Convertible notes payable, net	1,912,523	337,000
Notes payable		320,000	650,000
Loans payable	6,667	6,667
Notes payable - related party	47,998	155,989
Derivative liabilities	1,857,351
Operating lease liability, current portion	81,012	104,591
TOTAL CURRENT LIABILITIES:	6,805,994	4,343,509
Convertible notes payable, net		9,635,551
Operating lease liability, net of current portion	29,150	91,089
Paycheck protection program (PPP) loan			111,477
TOTAL LIABILITIES	6,835,144	14,070,149	2,232,719
Commitments and contingencies – Note 17
Preferred stock
Common stock	105,402	50,217	29,520
Additional paid in capital	38,474,527	21,537,763	11,141,129
Accumulated deficit	(31,389,283)	(22,278,923)	(13,178,237)
Accumulated other comprehensive loss	(3,974)	(3,990)
TOTAL STOCKHOLDERS’ DEFICIT	7,186,672	(694,933)	(2,007,588)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 14,021,816	13,375,216	225,131
Previously Reported [Member]
CURRENT LIABILITIES:
TOTAL CURRENT LIABILITIES:		4,006,509	2,121,242
Convertible notes payable, net		$ 9,972,551